PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Furniture	114,908,548	301,967,565
Building	67,701,045	138,365,906
Machinery and equipment	74,774,435	113,720,676
Office and electronic equipment	39,607,366	29,067,529
Leasehold improvement	7,556,301	10,753,230
Motor vehicles	1,548,368	3,674,913
Property, plant and equipment	306,096,063	597,549,819

Less: Accumulated depreciation	(107,051,002)	(200,333,908)

Property, plant and equipment, net	199,045,061	397,215,911

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	6,109,583	11,942,414	19,702,392
General and administrative expenses	3,403,502	5,237,258	7,856,968
Selling and marketing expenses	19,025,624	27,665,201	62,949,248
Research and development expenses	962,414	2,695,347	3,092,290

Total depreciation expense	29,501,123	47,540,220	93,600,898